Summary prospectus Supplement	February 3, 2016

Putnam Absolute Return 100 Fund
Summary prospectus dated February 28, 2015

Putnam Absolute Return 300 Fund
Summary prospectus dated February 28, 2015

Putnam Absolute Return 500 Fund
Summary prospectus dated February 28, 2015

Putnam Absolute Return 700 Fund
Summary prospectus dated February 28, 2015

Putnam Diversified Income Trust
Summary prospectus dated January 30, 2016

Putnam Dynamic Risk Allocation Fund
Summary prospectus dated September 30, 2015

Putnam Global Equity Fund
Summary prospectus dated February 28, 2015

The Putnam Fund for Growth and Income
Summary prospectus dated February 28, 2015

Putnam International Value Fund
Summary prospectus dated October 30, 2015

Putnam Investors Fund
Summary prospectus dated November 30, 2015

Class R5 shares are terminated for these funds. References to class R5 shares in each fund’s summary prospectus are hereby removed.

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